Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Minimum amount (in Yuan Renminbi) | ¥		¥ 1
Term of the loan	10 years	10 years
Total amount of incentives
Interest income
Allowance for uncollectible accounts receivable	108,617		(100,000)	7,369,797
Impairment loss	5,630,400		121,114,699
Advertising and promotion expense				168,421
Operating lease, term of contract	1 year				1 year	1 year
Revenue recognized in contract liabilities	$ 6,758,912		415,020
Goodwill impairment loss	11,069,876		41,366,680
Cash and cash equivalents	57,276		95,982
Insurance coverage limit	250,000
Amount not covered by issuance
Operating expense	20,689,017		166,022,826	$ 8,760,172
Inventory allowance
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	31.90%	31.90%	19.90%	36.30%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	20.60%	20.60%	17.70%	34.80%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Three [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	10.50%	10.50%	15.60%	28.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Four [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			10.10%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	78.00%	78.00%	76.90%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	16.70%	16.70%	16.50%
Vendor [Member] | Vendor Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	100.00%	100.00%	92.00%	100.00%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Insurance coverage limit	$ 72,485				¥ 500,000
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Insurance coverage limit	$ 63,776					$ 500,000
We Healthy [Member]
Summary of Significant Accounting Policies [Line Items]
Noncontrolling interest	49.00%				49.00%	49.00%